Acquisitions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions

Acquisition of Choose Digital

On June 24, 2014, the Company acquired Choose Digital, a Miami, Florida based, digital marketplace platform that allows companies to incorporate digital content into existing rewards and loyalty programs in support of marketing and sales initiatives.

In connection with the acquisition, the Company was required to make a contingent payment, which was due within five business days after June 24, 2015, of $4,792. Such amount was accrued in the accompanying Consolidated Balance Sheets as of June 30, 2015. On June 24, 2015, the Company determined that the maximum amount of contingent consideration of $4,792 should be recorded. As such, the Company adjusted the original estimate of contingent consideration of $2,570 to $4,792. The increase of $2,222 was recorded as an expense and included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations for the year ended June 30, 2015. On July 31, 2015, the Company entered into a Forbearance Agreement with AmossyKlein Family Holdings, LLP ("AmossyKlein"), as representative of the former shareholders of Choose Digital Inc. (the “Stockholders”). The Forbearance Agreement provides that the Company will make monthly installment payments to the Stockholders, beginning on July 31, 2015 and ending on January 29, 2016. Specifically, the Company agreed to pay $668 on July 31, 2015; $532 on August 31, 2015; $528 on September 30, 2015; $524 on October 31, 2015; $521 on November 30, 2015; $517 on December 31, 2015; and $1,754 on January 29, 2016. The scheduled payments include $170 of interest and $82 of legal fee charges. The Company agreed to deliver an affidavit of confession of judgment to be held in escrow by AmossyKlein’s counsel in the event the Company does not make such installment payments. The Company made the installment payments through December 2015, but failed to make the payment due on January 29, 2016.

On May 12, 2016. the Company and AmossyKlein entered into an amendment to the Forbearance Agreement to provide for the payment of the remaining $1,754. The Forbearance Agreement now provides that the Company will make a payment of approximately $300 by May 18, 2016, and thereafter, the Company will make monthly payments of $100, plus interest at a rate of 9% per annum, until the remaining amount is paid in full. In addition, the Company agreed to pledge 100,000 shares of common stock it holds in Perk.com, Inc. as collateral for these obligations. Finally, the Company agreed if it consummates a sale of a substantial part of its assets or a public equity offering, the Company will first apply the proceeds to remaining amounts due to AmossyKlein, except for payments to advisors or expenses necessary to close such transactions. The Company also delivered an amended confession of judgment that it had previously delivered to AmossyKlein, which will be held in escrow by AmossyKlein's counsel in the event the Company does not make installment payments as set forth in the amended Forbearance Agreement. During the three months ended September 30, 2016, the Company paid approximately$400 under the Forbearance Agreement.

In addition, at June 30, 2015, due to a shift in business operations and utilization of resources during the fourth quarter of 2015, the Company determined that certain intangible assets related to the acquisition of Choose Digital no longer had value (see Note 3, Summary of Significant Accounting Policies). At December 31, 2015, the Company further determined that certain intangible assets and goodwill related to the acquisition of Choose digital were impaired (see Note 3, Summary of Significant Accounting Policies).

Acquisition of DraftDay.com

On September 8, 2015, the Company and its newly created subsidiary DDGG entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with MGT Capital Investments, Inc. (“MGT Capital”) and MGT Sports, Inc. (“MGT Sports”), pursuant to which the Company acquired all of the assets of the DraftDay.com business (the “DraftDay Business”) from MGT Capital and MGT Sports.  In exchange for the acquisition of the DraftDay Business, the Company paid MGT Sports the following: (a) 63,647 shares of the Company’s Common Stock, par value $0.001 per share (“Common Stock”), (b) a promissory note in the amount of $234 due September 29, 2015, (c) a promissory note in the amount of $1,875 due March 8, 2016 (the "MGT Note"), and (d) 2,550 shares of common stock of DDGG.  In addition, in exchange for providing certain transitional services, DDGG will issue to MGT Sports a warrant to purchase 1,500 shares of DDGG common stock at an exercise price of $400 per share.

In addition, in exchange for the release of various liens and encumbrances, the Company also agreed to issue to third parties: (a) 4,232 shares of its Common Stock, (b) a promissory note in the amount of $16 due September 29, 2015 and (c) a promissory note in the amount of $125 due March 8, 2016, and DDGG issued: (i) 150 shares of its common stock and (ii) a warrant to purchase 150 shares of DDGG common stock at $400 per share.

Accordingly, the Company issued a total of 67,879 shares of Common Stock in connection with the acquisition of the DraftDay Business.

The Company contributed the assets of the DraftDay Business to DDGG and received 11,250 shares of DDGG common stock.

The Asset Purchase Agreement contains customary representations, warranties and covenants of MGT Capital and MGT Sports. In addition, on September 8, 2015, DDGG entered into an agreement with Sportech Racing, LLC (“Sportech”) pursuant to which Sportech agreed to provide certain management services to DDGG in exchange for 9,000 shares of DDGG common stock.
As a result of the transactions described above, the Company owns a total of 11,250 shares of DDGG common stock, Sportech Inc., an affiliate of Sportech, owns 9,000 shares of DDGG common stock, MGT Sports owns 2,550 shares of DDGG common stock and an additional third party owns 150 shares of DDGG common stock.  In addition, MGT Sports holds a warrant to purchase 1500 shares of DDGG common stock at an exercise price of $400 and an additional third party holds a warrant to purchase 350 shares of DDGG common stock at $400 per share. On September 8, 2015, the various stockholders of DDGG entered into a Stockholders Agreement (the “Stockholders Agreement”).  The Stockholders Agreement provides that all stockholders will vote their shares of DDGG common stock for a Board comprised of three members, two of which will be designated by the Company and one of which will be designated by Sportech.  Mr. Sillerman will serve as the Chairman of DDGG. The Stockholders Agreement also provides customary rights of first refusal for the various stockholders, as well as customary co-sale, drag along and preemptive rights.

As a result of the transactions described herein, the Company issued promissory notes in the aggregate principal amount of $250 due and paid on September 29, 2015 and in the aggregate principal amount of $2,000 due March 8, 2016.  All such notes bear interest at a rate of 5% per annum.  The Company was not able to make the $2,000 in payments at the due date and on March 24, 2016 converted $825 of the promissory notes to common stock and $110 of the promissory notes to a Series D Preferred Stock (see Note 11, Stockholders' (Deficit) Equity). On April 13, 2016, MGT converted all 110 shares of the Company's Series D Preferred Stock into shares of common stock of the Company. Accordingly, the Company issued 18,332 shares of common stock to MGT. Thereafter, there are no shares of the Company's Series D Preferred Stock outstanding. On June 14, 2016, the Company entered into a second exchange agreement with MGT (the “Second MGT Exchange Agreement”) relating to the $940 remaining due under the MGT Note. Under the Second MGT Exchange Agreement, the MGT Note shall be exchanged in full for (a) $11 in cash representing accrued interest and (b) 132,092 shares of our common stock, subject to certain adjustments. Issuance of the shares is conditioned upon approval of the Company’s shareholders and approval of its listing of additional shares application with NASDAQ. On October 10, 2016, the Company satisfied the MGT Note through the issuance of 136,304 shares of its common stock and payment of interest of $16.
On December 28, 2015, DDGG's Board of Directors effectuated a 1-for-1,000 reverse stock split (the “1-for-1,000 Reverse Split”). Under the terms of the 1-for-1,000 Reverse Split, each share of DDGG's common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-thousandth of one share of common stock, without any action by the stockholders. Fractional shares were cashed out.
On May 12, 2016, the Company entered into a subscription agreement with DDGG pursuant to which the Company agreed to purchase up to 550 shares of Series A Preferred Stock of DDGG for $1 per share. DDGG also entered into a subscription agreement with Sportech pursuant to which Sportech agreed to purchase up to 450 shares of Series A Preferred Stock of DDGG for $1 per share. In accordance with this agreement, the Company transferred a total of $550 to the DDGG subsidiary since the date of acquisition and through November 20, 2016.
Kuusamo Warrants
In exchange for releasing certain liens and encumbrances with respect to DDGG, the Company issued promissory notes to Kuusamo Capital Ltd. ("Kuusamo Promissory Notes") in the principal amount of $16  due and paid on September 29, 2015 and in the aggregate principal amount of $125 due March 8, 2016.   All such notes bear interest at a rate of 5% per annum.  The Company was not able to make the $125 payment at the due date. On April 25, 2016, the Company also entered into an exchange agreement with Kuusamo Capital Ltd. (“Kuusamo"), pursuant to which the Company issued 10,394 shares of its common stock to Kuusamo in exchange for a reduction of $71 in principal amount of a promissory note the Company owed to Kuusamo.
The outstanding balance of the Kuusamo Promissory Notes was $55 and $54 at September 30, 2016 and June 30, 2016, respectively.  The Company recorded $5 in interest expense for the year ended June 30, 2016.
Sportech MSA Termination
On April 12, 2016, DDGG entered into an amendment to the transitional management services agreement pursuant to which the DDGG's Management Services Agreement By and Between DraftDay Gaming Group, Inc. and Sportech Racing, LLC ("Sportech MSA") terminated effective June 30, 2016. Sportech paid a $75 termination fee, to provide transitional services for 45 days, and has agreed to revert 4,200 shares of DDGG stock back to the Company on August 15, 2016. The Company had previously recorded the value of the services provided by Sportech under the Sportech MSA to prepaid assets, to be recognized as a professional services expense in the Consolidated Statements of Operations over the term of the agreement. Due to the termination of the agreement, the Company reduced prepaid assets and non-controlling interest accounts for the value of the returned 4,200 shares of DDGG stock, and expensed the remaining value of the Sportech services, except for 45 days of transitional services. The value of returned DDGG shares was determined by a third-party valuation firm as of June 30, 2016 using Level 3 inputs. The termination of the Sportech MSA will require DDGG to begin performing certain functions on its own.
DDGG Intangibles and Goodwill Impairment
As noted above, at June 30, 2016, the Sportech MSA terminated, which led to a significantly lower revenues forecast for the reporting unit. As a result, the Company determined that intangible assets related to internally developed software, trade name and non-compete agreements were impaired as of June 30, 2016. The Company recorded a loss of $749 on intangible assets related to DDGG during the year ended June 30, 2016. There was no impairment of goodwill (see Note 3, Summary of Significant Accounting Policies).
This acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805, "Business Combinations". Under the acquisition method, the consideration transferred is measured at the acquisition closing date. The assets of the DraftDay Business have been measured based on various preliminary estimates using assumptions that the Company’s management believes are reasonable utilizing information currently available. Use of different estimates and judgments could yield different results. The Company has performed a preliminary allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with any excess of the purchase price allocated to goodwill. The Company has not completed the analysis of certain acquired assets and assumed liabilities, including, but not limited to, other identifiable intangible assets such as customer lists and technology. However, the Company is continuing its review of these items during the measurement period, and further changes to the preliminary allocation will be recognized as the valuations are finalized. Such valuations are being conducted using Level 3 inputs as described in ASC 820, "Fair Value Measurements and Disclosures", that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

A summary of the fair value of consideration transferred for this acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:
Shares of the Company's common stock on closing market price at issuance	$1,760
Notes issued to sellers	2,250
Total consideration transferred	$4,010

Purchase allocation:
Goodwill	$1,591
Intangible assets	3,012
Other Assets	799
Total liabilities	(1,392)
$4,010

The operations of this acquisition are not material, and thus, pro forma disclosures are not presented.

Rant

On July 12, 2016, the Company, and RACX Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“RACX”), completed an acquisition pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Rant, Inc., a Delaware corporation, pursuant to which RACX has acquired the assets of Rant (the “Asset Purchase”) used in the operation of Rant’s Rant.com independent media network and related businesses, including but not limited to the www.rantsports.com, www.rantlifestyle.com, www.rantchic.com, www.rantgirls.com, www.rant-inc.com, www.rantstore.com, www.rantcities.com, www.rantcars.com, www.rantfinance.com, www.ranthollywood.com, www.rantfood.com, www.rantgamer.com, www.rantgizmo.com, www.rantpets.com, www.rantplaces.com, www.rantpolitical.com, www.rantmn.com, www.rantbeats.com, www.rantgirls.com, www.rantstore.com, www.rantcities.com, www.rantranet.com, and www.rantmovies.com websites (the “Rant Assets”).

In consideration for the purchase of the Rant Assets, the Company delivered a Secured Convertible Promissory Note (the “Secured Convertible Note”) to Rant with a fair value determined to be $3,500 and delivered the stock consideration of $7,600 described below.

The $3,000 Secured Convertible Note matures on July 8, 2017 barring any events of default or a change of control of the Company. The Secured Convertible Note bears interest at 12% per annum, payable at maturity. At the election of Rant, the Secured Convertible Note is convertible into shares of the Company's common stock at a price equal to the lower of (i) $5.20 per share, or (ii) such lower price as may have been set for conversion of any debt or securities into Common Stock held on or after the date hereof by Sillerman until the first to occur of March 31, 2017 or the date the Note has been satisfied or converted (for the purposes hereof Robert F.X. Sillerman is the Company’s Executive Chairman and Chief Executive Officer and/or any affiliate of Robert F.X. Sillerman is herein collectively, “Sillerman”). In connection with the Secured Convertible Note, the Company has entered into a Note Purchase Agreement (the “NPA”) and a Security Agreement (the “Rant Security Agreement”) with Rant, under which the Company has granted Rant a continuing security interest in substantially all assets of the Company. In connection with the issuance of the Secured Convertible Note, Sillerman and Rant entered into a subordination agreement subordinating repayment of the notes to the Debentures (as described in (b) hereof) and entered into an Intercreditor Agreement providing for the parties’ respective rights and remedies with respect to payments against the collateral held as security for both of them.
In connection with the Asset Purchase Agreement, and in addition to the consideration represented by the Secured Convertible Note and the Assumed Liabilities, the Company issued to Rant 4,435 shares of Company Series E Convertible Preferred Stock which, upon satisfaction of certain conditions including shareholder approval, will be convertible into shares of Company common stock equal to 22% of the outstanding common stock of the Company. The number of shares will be adjusted for dilution between the date of closing and the date of any public offering by the Company of its common stock and to reflect additional capital structure changes through the first of (i) the date Sillerman converts debt and preferred shares to common shares pursuant to the Exchange Agreement just before an offering of the Company’s common stock closes or (ii) March 31, 2017.

This acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805, "Business Combinations". Under the acquisition method, the consideration transferred is measured at the acquisition closing date. The assets of Rant have been measured based on various preliminary estimates using assumptions that the Company’s management believes are reasonable utilizing information currently available. Use of different estimates and judgments could yield different results. The Company has performed a preliminary allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with any excess of the purchase price allocated to goodwill. The Company has not completed the analysis of certain acquired assets and assumed liabilities, including, but not limited to, other identifiable intangible assets such as customer lists and technology. However, the Company is continuing its review of these items during the measurement period, and further changes to the preliminary allocation will be recognized as the valuations are finalized. Such valuations are being conducted using Level 3 inputs as described in ASC 820, "Fair Value Measurements and Disclosures", that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The preliminary allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date is as follows:

Goodwill	$7,589
Intangible assets	5,500
Total liabilities	(1,990)
$11,099

The goodwill related to the Rant acquisition is tax deductible.

 Acquisitions

Acquisition of Choose Digital

On June 24, 2014, the Company acquired Choose Digital, a Miami, Florida based, digital marketplace platform that allows companies to incorporate digital content into existing rewards and loyalty programs in support of marketing and sales initiatives.

In connection with the acquisition, all outstanding shares of Choose Digital, the Company was required to make a contingent payment, which was due within five business day after June 24, 2015, of $4,792. Such amount was accrued in the accompanying Consolidated Balance Sheets as of June 30, 2015. On June 24, 2015, the Company determined that the maximum amount of contingent consideration of $4,792 should be recorded. As such, the Company adjusted the original estimate of contingent consideration of $2,570 to $4,792. The increase of $2,222 is recorded as an expense and included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations for the year ended June 30, 2015. On July 31, 2015, the Company entered into a Forbearance Agreement with AmossyKlein Family Holdings, LLP ("AmossyKlein"), as representative of the former shareholders of Choose Digital Inc. (the “Stockholders”). The Forbearance Agreement provides that the Company will make monthly installment payments to the Stockholders, beginning on July 31, 2015 and ending on January 29, 2016. Specifically, the Company agreed to pay $668 on July 31, 2015; $532 on August 31, 2015; $528 on September 30, 2015; $524 on October 31, 2015; $521 on November 30, 2015; $517 on December 31, 2015; and $1,754 on January 29, 2016. The scheduled payments include $170 of interest and $82 of legal fee charges. The Company agreed to deliver an affidavit of confession of judgment to be held in escrow by AmossyKlein’s counsel in the event the Company does not make such installment payments. The Company made the installment payments through December 2015, but failed to make the payment due on January 29, 2016.

On May 12, 2016, the Company and AmossyKlein entered into an amendment to the Forbearance Agreement to provide for the payment of the remaining $1,754. The Forbearance Agreement now provides that the Company will make a payment of approximately $300 by May 18, 2016, and thereafter, the Company will make monthly payments of $100, plus interest at a rate of 9% per annum, until the remaining amount is paid in full. In addition, the Company agreed to pledge 100,000 shares of common stock it holds in Perk.com, Inc. as collateral for these obligations. Finally, the Company agreed if it consummates a sale of a substantial part of its assets or a public equity offering, the Company will first apply the proceeds to remaining amounts due to AmossyKlein, except for payments to advisors or expenses necessary to close such transactions. The Company also delivered an amended confession of judgment that it had previously delivered to AmossyKlein, which will be held in escrow by AmossyKlein's counsel in the event the Company does not make installment payments as set forth in the amended Forbearance Agreement. At June 30, 2016, the Company was in compliance with the agreed upon payment plan.

In addition, at June 30, 2015, due to a shift in business operations and utilization of resources during the fourth quarter of 2015, the Company determined that certain intangible assets related to the acquisition of Choose Digital no longer had value (see Note 3, Summary of Significant Accounting Policies). At December 31, 2015, the Company further determined that certain intangible assets and goodwill related to the acquisition of Choose digital were impaired (see Note 3, Summary of Significant Accounting Policies).

DraftDay.com

On September 8, 2015, the Company and its newly created subsidiary DDGG entered into an Asset Purchase Agreement with MGT Capital and MGT Sports, pursuant to which the Company acquired all of the assets of the DraftDay Business from MGT Capital and MGT Sports.  In exchange for the acquisition of the DraftDay Business, the Company paid MGT Sports the following: (a) 63,647 shares of the Company’s common stock, par value $0.001 per share, (b) a promissory note in the amount of $234, which will be due September 29, 2015, (c) a promissory note in the amount of $1,875 due March 8, 2016, and (d) 2,550 shares of common stock of DDGG.  In addition, in exchange for providing certain transitional management services, DDGG will issue to MGT Sports a warrant to purchase 1,500 shares of DDGG common stock at an exercise price of $400 per share.

In addition, in exchange for the release of various liens and encumbrances, the Company also agreed to issue to third parties: (a) 4,232 shares of its common stock, (b) a promissory note in the amount of $16 due September 29, 2015 and (c) a promissory note in the amount of $125 due March 8, 2016, and DDGG issued: (i) 7,500 shares of the Company's common stock and (ii) a warrant to purchase 150 shares of DDGG common stock at $400 per share.

Accordingly, the Company issued a total of 67,879 shares of common stock in connection with the acquisition of the DraftDay Business.

The Company contributed the assets of the DraftDay Business to DDGG and received 11,250 shares of DDGG common stock.

The Asset Purchase Agreement contains customary representations, warranties and covenants of MGT Capital and MGT Sports. In addition, on September 8, 2015, DDGG entered into an agreement with Sportech Racing, LLC (“Sportech”) pursuant to which Sportech agreed to provide certain management services to DDGG in exchange for 9,000 shares of DDGG common stock ("Sportech MSA"). As a result of the transactions described above, the Company owns a total of 11,250 shares of DDGG common stock, Sportech Inc., an affiliate of Sportech, owns 9,000 shares of DDGG common stock, MGT Sports owns 2,550 shares of DDGG common stock and an additional third party owns 150 shares of DDGG common stock.  In addition, MGT Sports holds a warrant to purchase 1,500 shares of DDGG common stock at an exercise price of $400 and an additional third party holds a warrant to purchase 350 shares of DDGG common stock at $400 per share.   On September 8, 2015, the various stockholders of DDGG entered into a Stockholders Agreement (the “Stockholders Agreement”).  The Stockholders Agreement provides that all stockholders will vote their shares of DDGG common stock for a Board comprised of three members, two of which will be designated by the Company and one of which will be designated by Sportech.  Mr. Sillerman will serve as the Chairman of DDGG. The Stockholders Agreement also provides customary rights of first refusal for the various stockholders, as well as customary co-sale, drag along and preemptive rights.

As a result of the transactions described herein, the Company issued promissory notes in the aggregate principal amount of $250 due and paid on September 29, 2015 and in the aggregate principal amount of $2,000 due March 8, 2016.  All such notes bear interest at a rate of 5% per annum.  The Company was not able to make the $2,000 in payments at the due date and on March 24, 2016 converted $825 of the promissory notes to common stock and $110 of the promissory notes to a Series D Preferred Stock (see Note 11, Stockholders' (Deficit) Equity). On April 13, 2016, MGT converted all 110 shares of the Company's Series D Preferred Stock into shares of common stock of the Company. Accordingly, the Company issued 18,332 shares of common stock to MGT. Thereafter, there are no shares of the Company's Series D Preferred Stock outstanding. On June 14, 2016, the Company entered into a second exchange agreement with MGT (the “Second MGT Exchange Agreement”) relating to the $940 remaining due under the MGT Note. Under the Second MGT Exchange Agreement, the MGT Note shall be exchanged in full for (a) $11 in cash representing accrued interest and (b) 132,092 shares of our common stock, subject to certain adjustments. Issuance of the shares is conditioned upon approval of the Company’s shareholders and approval of its listing of additional shares application with NASDAQ. On October 10, 2016, the Company satisfied the MGT Note through the issuance of 136,304 shares of its common stock and payment of interest of $16.

On December 28, 2015, DDGG's Board of Directors effectuated a 1-for-1,000 reverse stock split (the “1-for-1,000 Reverse Split”). Under the terms of the 1-for-1,000 Reverse Split, each share of DDGG's common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-thousandth of one share of common stock, without any action by the stockholders. Fractional shares were cashed out.

On May 12, 2016, the Company entered into a subscription agreement with DDGG pursuant to which the Company agreed to purchase up to 550 shares of Series A Preferred Stock of DDGG for $1 per share. DDGG also entered into a subscription agreement with Sportech pursuant to which Sportech agreed to purchase up to 450 shares of Series A Preferred Stock of DDGG for $1 per share. In accordance with this agreement, the Company transferred a total of $502 to the DDGG subsidiary since the date of acquisition and through October 11, 2016.
Kuusamo Warrants

In exchange for releasing certain liens and encumbrances with respect to DDGG, the Company issued promissory notes to Kuusamo Capital Ltd. ("Kuusamo Promissory Notes") in the principal amount of $16  due and paid on September 29, 2015 and in the aggregate principal amount of $125 due March 8, 2016.   All such notes bear interest at a rate of 5% per annum.  The Company was not able to make the $125 payment at the due date. On April 25, 2016, the Company also entered into an exchange agreement with Kuusamo Capital Ltd. (“Kuusamo"), pursuant to which the Company issued 10,394 shares of its common stock to Kuusamo in exchange for a reduction of $71 in principal amount of a promissory note the Company owed to Kuusamo.

The outstanding balance of the Kuusamo Promissory Notes was $54 at June 30, 2016.  The Company recorded $5 in interest expense for the year ended June 30, 2016.

Sportech MSA Termination

On April 12, 2016, DDGG entered into an amendment to the transitional management services agreement pursuant to which the DDGG's Management Services Agreement By and Between DraftDay Gaming Group, Inc. and Sportech Racing, LLC ("Sportech MSA") terminated effective June 30, 2016. Sportech paid a $75 termination fee, to provide transitional services for 45 days, and has agreed to revert 4,200 shares of DDGG stock back to the Company on August 15, 2016. The Company had previously recorded the value of the services provided by Sportech under the Sportech MSA to prepaid assets, to be recognized as a professional services expense in the Consolidated Statements of Operations over the term of the agreement. Due to the termination of the agreement, the Company reduced prepaid assets and non-controlling interest accounts for the value of the returned 4,200 shares of DDGG stock, and expensed the remaining value of the Sportech services, except for 45 days of transitional services. The value of returned DDGG shares was determined by a third-party valuation firm as of June 30, 2016 using Level 3 inputs. The termination of the Sportech MSA will require DDGG to begin performing certain functions on its own.

DDGG Intangibles and Goodwill Impairment

As noted above, at June 30, 2016, the Sportech MSA terminated, which led to a significantly lower revenues forecast for the reporting unit. As a result, the Company determined that intangible assets related to internally developed software, trade name and non-compete agreements were impaired as of June 30, 2016. The Company recorded a loss of $749 on intangible assets related to DDGG during the year ended June 30, 2016. There was no impairment of goodwill (see Note 3, Summary of Significant Accounting Policies).

This acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805, "Business Combinations". Under the acquisition method, the consideration transferred is measured at the acquisition closing date. The assets of the DraftDay Business have been measured based on various estimates using assumptions that the Company’s management believes are reasonable utilizing information currently available. Use of different estimates and judgments could yield different results. In the quarter ended June 30, 2015, the Company completed the analysis of certain acquired assets and assumed liabilities, including, but not limited to, other identifiable intangible assets such as customer lists, technology, trade name and non-competition agreements. Therefore, the Company finalized its allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with any excess of the purchase price allocated to goodwill. These valuations were conducted using Level 3 inputs as described in ASC 820, Fair Value Measurements and Disclosures, that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

A summary of the fair value of consideration transferred for this acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:
Shares of Viggle common stock on closing market price at issuance	$1,760
Notes issued to sellers	2,250
Total consideration transferred	4,010

Purchase allocation:
Goodwill	1,591
Intangible assets	3,012
Other Assets	799
Total liabilities	(1,392)
$4,010

The operations of this acquisition are not material, and thus, pro forma disclosures are not presented.